Subsequent Events (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Employees granted amount				1,836,000
Vested percentage				25.00%
Warrant Inducement Offering [Member]
Subsequent Events (Details) [Line Items]
Vesting term				4 years
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Employees granted amount		3,025,000	1,541,000
Consideration (in Dollars)		$ 8.0
Forecast [Member]
Subsequent Events (Details) [Line Items]
Employees granted amount	504,000